Significant transactions (Details) € in Thousands, $ in Thousands									1 Months Ended				12 Months Ended
	Jan. 29, 2024 USD ($)	Dec. 22, 2023 EUR (€)	Dec. 04, 2023 USD ($)	Jul. 07, 2023 USD ($)	Oct. 18, 2022 EUR (€)	Jan. 01, 2021	Feb. 03, 2020 USD ($)	Dec. 21, 2018 USD ($)	Jun. 30, 2021 USD ($) patient	Mar. 31, 2019 EUR (€)	Jan. 31, 2019	Oct. 31, 2018 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 22, 2023 USD ($)	Oct. 12, 2023 EUR (€)	Jul. 19, 2023 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Jul. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Milestone payment upon second regulatory approval | $																							$ 750
Increase in loans and conditional advances | €													€ 0		€ 150	€ 0
Loans repayments | €													3,075		2,971	3,642
Prepaid expenses | €													3,195		2,560
Capital increases | €													0		60,154	€ 0
Non-current financial liabilities | €													45,978		€ 45,543
EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Increase in loans and conditional advances | €										€ 14,000		€ 16,000
Borrowings, interest rate										5.00%		6.00%			21.30%	21.30%
Undrawn borrowing facilities | €																								€ 10,000
Royalties agreement, period					6 years	6 years
Remaining notional amount | €					€ 25,300
Net sales threshold | €					5,000
Accrued interest | €					5,400																	€ 5,400
Milestone payment | €					€ 20,000																	20,000
First installment period					1 year
Second installment period					2 years
Prorated payment, maximum percentage of milestone payment					10.00%
Borrowings, cumulative milestone prepayment amount | €																						€ 100,000
Loans repayments | €													200		€ 800
Non-current financial liabilities | €													€ 19,000		19,200	€ 27,500
Maximum | Event One
Disclosure of transactions between related parties [line items]
Milestone payment increase | $																			$ 2,200
Maximum | Event Two
Disclosure of transactions between related parties [line items]
Milestone payment increase | $																			$ 16,400
First Tranche | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Borrowings, interest rate					6.00%
Remaining notional amount | €					€ 16,000
Second Tranche | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Borrowings, interest rate					5.00%
Remaining notional amount | €					€ 9,300
Second Tranche | EIB fixed rate loan, tranche two
Disclosure of transactions between related parties [line items]
Remaining notional amount | €					€ 9,300
Top of Range | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Notional amount | €																										€ 40,000
Maximum | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Notional amount | €																										€ 40,000
Janssen
Disclosure of transactions between related parties [line items]
Collaboration agreement, upfront payment license fee | $				$ 30,000
Collaboration agreement, success-based payment | $				1,800,000
Proceeds from milestone payment | $	$ 20,000
Collaboration agreement, equity investment receivable | $			$ 4,800	20,200
Capital increases | $				30,000
Janssen | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Borrowings, interest rate													21.30%							21.30%
Janssen | First Tranche
Disclosure of transactions between related parties [line items]
Collaboration agreement, equity investment receivable | $				5,000
Janssen | Second Tranche
Disclosure of transactions between related parties [line items]
Collaboration agreement, equity investment receivable | $				25,000
Janssen | Top of Range
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments | $				650,000
Collaboration agreement, compensation per indication | $				220,000
Janssen | Nanobiotix Corp. | Top of Range
Disclosure of transactions between related parties [line items]
Collaboration agreement, compensation per indication | $				$ 220,000
LianBio, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment received | $									$ 20,000									$ 20,000
Collaboration agreement, amount collected | €													€ 1,100
Upfront payment | €		€ 20,000
LianBio, NBTXR3 | Maximum
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments | $									$ 205,000
LianBio, NBTXR3 | Maximum
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments | $																					$ 225,000				$ 205,000
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment | $																		$ 6,500
Contractual commitments, cumulative payments | $																									$ 6,500
Milestone payment upon second regulatory approval | $																				$ 5,000
Royalties agreement, period													10 years	10 years
Milestone payment upon receipt of clinical study reports | $														$ 1,000			$ 1,000
MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment | $							$ 1,000	$ 1,000
Number of patients | patient									312
Contractual capital commitments | $								$ 11,000
Milestone payment, deferment period											6 months
Prepaid expenses | €													€ 1,200		€ 1,200